Operating segments (Tables)	3 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Non-current Assets by Geographical Areas

	For the three months ended	For the year ended	For the year ended
Non-current assets by geographical region as of:	December 31, 2022	September 30, 2022	September 30, 2021
Canada	453,801	453,917	67,271
USA	217,073	217,740	198,927
Total	670,874	671,657	266,198